Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Time value of money and inflation component of rehabilitation costs	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
South African operations | – 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.32%	5.23%	5.83%
Discount rates	7.67%	7.60%	9.00%
South African operations | Between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.38%	5.51%	5.68%
South African operations | Between two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.34%	5.51%	5.64%
South African operations | Between three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.33%	0.00%	0.00%
South African operations | Later Than Four Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.43%	0.00%	0.00%
South African operations | – two to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	9.20%
South African operations | – five to seven years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	10.90%
South African operations | – 10 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	12.00%
South African operations | – 15 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	12.60%
South African operations | – 20 years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	0.00%	12.70%
South African operations | Two Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	7.91%	0.00%
South African operations | Three Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	7.85%	8.19%	0.00%
South African operations | Four Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.01%	0.00%	0.00%
South African operations | Five Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.16%	8.69%	0.00%
South African operations | Six Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.29%	8.95%	0.00%
South African operations | Seven Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	9.25%	0.00%
South African operations | Nine Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.64%	0.00%	0.00%
South African operations | Eleven Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	10.27%	0.00%
South African operations | Twelve Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.98%	10.48%	0.00%
South African operations | Thirteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.05%	0.00%	0.00%
South African operations | Fourteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	10.80%	0.00%
South African operations | Fifteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.18%	0.00%	0.00%
South African operations | Seventeen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	11.11%	0.00%
South African operations | Eighteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.25%	0.00%	0.00%
South African operations | Nineteen Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	11.19%	0.00%
South African operations | Twenty Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.23%	0.00%	0.00%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.42%	4.56%	4.74%
Discount rates	9.19%	8.79%	10.33%
Australia
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	2.50%	0.00%	0.00%
Discount rates	4.83%	0.00%	0.00%